Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005448 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000005448 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005448 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005448 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005448 | Vertex Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005448 | Boston Scientific
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005448 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005448 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005448 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005448 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005448 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000005448 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000005448 | Implants
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000005448 | Payors
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005448 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005448 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005448 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005448 | Providers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005448 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005448 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005449 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000005449 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005449 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005449 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005449 | Vertex Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005449 | Boston Scientific
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005449 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005449 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005449 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005449 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005449 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000005449 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000005449 | Implants
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000005449 | Payors
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005449 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005449 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005449 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005449 | Providers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005449 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005449 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%